Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Basis of presentation of the consolidated financial statements
a.	Basis of presentation of the consolidated financial statements:

The consolidated financial statements of the Company (the “Financial Statements”) have been prepared in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

The accounting policies have been consistently applied to all the years presented, unless otherwise stated and have been prepared under the historical cost convention, as adjusted for financial assets and liabilities measured at fair value.

The preparation of Financial Statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgment in the process of applying the Group’s accounting policies. The areas that involve judgment which have significant effect or complexity or where assumptions and estimates are significant to the Financial Statements are disclosed in note 3. Actual results could significantly differ from the estimates and assumptions used by the Group’s management.

Consolidated financial statements
b.	Consolidated financial statements:

1.	Subsidiary consolidation and business combinations:

The consolidated financial statements include the accounts of the Company and entities controlled by the Company. Control exists when the Company has the power over the investee; has exposure, or rights, to variable returns from involvement in the investee; and has the ability to use its power over the investee to affect its returns.

Subsidiary is fully consolidated starting from the date on which control therein is attained by the Company. The consolidation ceases when such control is discontinued.

Intra-group balances and transactions, including revenues and expenses in respect of transactions between the Group companies, are eliminated.

2.	Transactions with non-controlling interests which do not result in loss of control:

Transactions with non-controlling interests in subsidiary which do not result in loss of control in the subsidiary are accounted for as transactions with owners. In these transactions, the difference between the fair value of any consideration paid or received and the amount of adjustment of the non-controlling interests to reflect the changes in their relative rights in the subsidiary is directly recognized in equity and attributed to the equity holders of the parent.

Translation of balances and transactions in foreign currency
c.	Translation of balances and transactions in foreign currency:

1.	Functional currency and presentation currency:

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “Functional Currency”). The consolidated financial statements are presented in U.S. dollars, which is the Functional Currency of each of the Group’s entities and the Company’s presentation currency.

Below are the exchange rate of the U.S. dollar in relation to the NIS:

Exchange rate
As of	of U.S. $ 1
NIS

December 31, 2017	3.467
December 31, 2016	3.845

2.	Transactions and balances:

Transactions in a currency other than the Functional Currency (“Foreign Currency”) are translated into the Functional Currency using the exchange rates at the dates of the transactions. After initial recognition, monetary assets and liabilities denominated in Foreign Currency are translated at the end of each reporting period into the Functional Currency at the exchange rate at that date. Exchange differences are recognized in the statement of comprehensive loss in the line item finance income (expenses), net. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction.

Property and equipment
d.	Property and equipment:

Items of property and equipment are measured at cost with the addition of direct acquisition costs, less accumulated depreciation and accumulated impairment losses.

Depreciation of property and equipment is calculated on a straight-line basis to reduce their cost to their residual value over their useful life as follows:

% per-year

Computers	33
Office furniture and equipment	6 - 15 (mainly 6)

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see also Note 2f).

Intangible assets
e.	Intangible assets:

1.	Unamortized intangible assets (licenses and patent rights):

These assets are reviewed for impairment once a year and whenever there are indicators of a possible impairment, in accordance with the provisions of IAS 36, Impairment of Assets (see also Note 9). The amortization of an asset on a straight-line basis over its useful life begins when the development procedure is completed and the asset is available for use.

2.	Research and development:

Research expenditures are recognized as expenses when incurred. Costs arising from development projects are recognized as intangible assets when the following criteria are met:

-	it is technically feasible to complete the intangible asset so that it will be available for use;
-	management intends to complete the intangible asset and use or sell it;
-	there is an ability to use or sell the intangible asset;
-	it can be demonstrated how the intangible asset will generate probable future economic benefits;
-	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
-	the expenditure attributable to the intangible asset during its development can be reliably measured.

Other development expenditures that do not meet these criteria are recognized as an expense when incurred. Development costs that were previously recognized as an expense are not recognized as an asset in a later period. As of December 31, 2017 and 2016, the Group did not capitalize development project costs as intangible assets.

Impairment of non-financial assets
f.	Impairment of non-financial assets:

Intangible assets which are not yet available for use are not depreciated and impairment in their respect is tested at least every year. Depreciable assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-financial assets that sustained impairment are reviewed for possible reversal of the impairment at each date of the statement of financial position.

Financial assets
g.	Financial assets:

1.	Classification:

The Group classifies its financial assets into the loans and receivables and available for sale categories. The classification depends on the purpose for which the financial assets were acquired. The Group’s management determines the classification of its financial assets at initial recognition.

Loans and receivables:

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than 12 months after the date of the statement of financial position. The Group’s loans and receivables are included in the line items: “other accounts receivable”, “cash and cash equivalents”, and short term bank deposit in the statements of financial position.

Financial assets available for sale:

Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories. They are included in current assets because management intends to dispose of it within 12 months of the end of the reporting period. The financial assets of the Company are marketable securities.

2.	Recognition and measurement:

Regular purchases and sales of financial assets are recognized in the books of the Group companies on the transaction settlement date which is the date on which the asset is transferred to the Group or transferred by the Group. Investments are initially recognized at fair value plus transaction costs and are subsequently carried at fair value through other comprehensive income (loss). Loans and receivables are subsequently carried at amortized cost using the effective interest method.

3.	Impairment of financial assets:

Assets classified as available-for-sale

If there is objective evidence of impairment for available-for-sale financial assets, the cumulative loss is measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss is removed from equity and recognized in profit or loss. Impairment losses on equity instruments that were recognized in profit or loss are not reversed through profit or loss in a subsequent period.

Financial assets carried at amortized cost:

The Group assesses at the date of each statement of financial position whether there is objective evidence that a financial asset or group of financial assets is impaired. Impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognized in profit or loss

Cash and cash equivalents
h.	Cash and cash equivalents:

Cash and cash equivalents include cash at hand and short-term bank deposits with original maturities of three months or less, that are not restricted as to withdrawal or use, and are therefore considered to be cash equivalents.

Share capital
i.	Share capital:

The Company’s ordinary shares are classified as share capital. Incremental costs directly attributable to the issuance of new shares, options and warrants are shown in equity as a deduction, from the issuance proceeds.

Trade payables
j.	Trade payables:

Trade payables are the Group’s obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.

Employee benefits
k.	Employee benefits:

1.	Employment benefits for retirement compensation/pension:

The Group operates various pension plans. The plans are generally funded through payments to insurance companies or trustee-administered funds. Said pension plans qualify for the criteria of defined contribution plan based on their terms.

2.	Vacation and recreation benefits:

According to the Law, an employee is entitled to paid annual leave and sick leave on an annual basis. The entitlement is based on the number of years of service. The Company recognizes an obligation and expense for paid annual leave and sick leave based on the benefit accumulated for each employee.

Share-based payment
l.	Share-based payment:

The Group operates a number of share-based payment plan to employees, directors, officers and to other service providers who render services that are settled with the Group’s equity instruments. In this framework, the Company grants employees, from time to time, and, at its discretion, options to purchase shares of the Company. The fair value of services received from employees in consideration of the grant of options is measured according to the Black-Scholes model as of the date of grant (the date of the Company’s Board of Directors’ decision unless shareholders’ approval is required) and recognized as an expense in the statement of comprehensive loss and correspondingly carried to equity. The total amount recognized as an expense over the vesting term of the options (the term over which all pre-established vesting conditions are expected to be satisfied) is determined by reference to the fair value of the options granted at grant date.

The fair value of shares granted to service providers is measured based on the fair value of goods or services at the date it was received and recognized as an expense in the statement of comprehensive loss during the period of the service received and correspondingly carried to equity.

At each reporting date, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions and recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive loss with a corresponding adjustment in equity.

When options are exercised, the Company issues new shares. The proceeds net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

Share-based payment transactions in which the Company acquired assets as consideration for the Company’s equity instruments are measured at the value of the intangible assets acquired.

Operating leases
m.	Operating leases:

Operating leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the statement of comprehensive loss on a straight-line basis over the period of the lease.

Loss per share
n.	Loss per share:

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period, less treasury shares.

For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment and warrants,using the treasury stock method. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share

Issuance of units comprised of warrants and ordinary shares
o.	Issuance of units comprised of warrants and ordinary shares:

The Company allocated the total proceeds to the issuance components as follows:

While the warrants classified as financial liabilities, the Company has initially recognized them, based on IAS 39, at fair value as of the date of issuance (measured through third-party appraiser, using a Black and Scholes model);

The amount recognized in shareholders equity, which represents the funds attributed to the ordinary shares issued, was calculated as the difference between the total issuance proceeds and the fair value of the warrants at that date.

If the warrants classified as financial liabilities, the Company initially recognized them, based on IAS 39, at fair value as of the date of issuance (measured through third-party appraiser, using a Black and Scholes model);

Incremental and direct issuance costs allocated by the Company based on the relative value of the warrants (as calculated on the date of issuance) and the Ordinary Shares (calculated as the difference between the proceeds and the fair value of the warrants). The portion of issuance costs that was allocated to the warrants is recognized immediately as finance expenses in the statement of comprehensive loss and the portion of issuance costs related to the Ordinary Shares is deducted from additional-paid in capital.

New and amended IFRS standards
p.	New and amended IFRS standards:

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2017 reporting periods and have not been early adopted by the Company:

Amendments to IAS 7 (Disclosure initiative - Reconciliation of liabilities from financing activities)

The amendments to IAS 7 Statement of Cash Flows require an entity to provide disclosures that enable users of financial statements to evaluate changes in financial liabilities, including both changes arising from cash flows and non-cash changes. On initial application of the amendment, entities are not required to provide comparative information for preceding periods. These amendments are effective for annual periods beginning on or after 1 January 2017, with early application permitted. Application of the amendments will result in additional disclosures provided by the Company.

International Financial Reporting Standard No. 9 “Financial Instruments” )“IFRS 9”)

IFRS 9 addresses the classification, measurement and recognition of financial assets and financial liabilities. The complete version of IFRS 9 was issued in July 2014. It replaces the guidance in IAS 39 that relates to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income and fair value through profit or loss. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in other comprehensive income. Further, the expected credit losses model replaces the incurred loss impairment model used in IAS 39. For financial liabilities, there were no changes to classification and measurement except for the recognition of changes in the Company’s own credit risk in other comprehensive income for liabilities designated at fair value through profit or loss.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at FVOCI, contract assets under IFRS 15 Revenue from Contracts with Customers, lease receivables, loan commitments and certain financial  guarantee contracts.

The standard is effective for accounting periods beginning on or after January 1, 2018. Early adoption is permitted.

The Company has reviewed its financial assets and liabilities and the influence of the standard will be as follow:

The Company’s marketable securities, which are currently equity instruments classified as Available-For-Sale financial assets, will be measured at fair value through profit or loss under IFRS 9. Therefore, the accumulated appreciation of such marketable securities, which is currently included in accumulated other comprehensive income ($47 thousands as of December 31, 2017), will be reclassified to the opening balance of retained earnings as of January 1, 2018.

International Financial Reporting Standard No. 16 “Leases” (“IFRS 16”)

IFRS 16 defines a lease as a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration. Under IFRS 16, lessees have to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for almost all lease contracts.

As of the date of approval of these financial statements, since the Company doesn’t have lease contracts in material amounts, it does not expect that the adoption of IFRS 16 will have a material impact on its consolidated financial statements.